Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Right-of-use assets	$ 988	$ 666	$ 647
Lease liabilities	987	681	675
Interest expense on lease liabilities	22	21	22
Expense related to short-term leases	4	2	1
Expense related to leases of low-value assets	1	1	1
Expense related to variable lease payments	4	1	0
Income from subleasing	3	7	4
Cash outflow for leases	$ 262	$ 228	$ 208